Related Party Balances and Transactions	12 Months Ended
Mar. 31, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

10. RELATED PARTY BALANCES AND TRANSACTIONS

Relationships with related parties

Name	Relationship
Ms. Wong Kit (“Ms. Wong”)	The Controlling Shareholder, chief executive officer of the Company, and director/chairwoman
Ms. Wong Ting Ting	Sister of Ms. Wong
Ms. Liu Qiong	Mother of Ms. Wong
Water F (Worldwide Hong Kong) Company Limited*	Owned by Ms. Wong (before July 9, 2025)

*	The director and shareholder of Water F (Worldwide Hong Kong) Company Limited is changed with effective from July 9, 2025 and no longer a related party of the Company since the effective date of change.

Amounts due to a related party consists of the following:

		As of March 31,
Name	Nature	2026	2025
		US$	US$
Ms. Wong Kit (“Ms. Wong”)	Amounts due to a director	(9,435)	(214,603)
		(9,435)	(214,603)

The balances with related parties are unsecured, interest free with no specific repayment terms.

As of March 31, 2026, the balance represented funds due to Ms. Wong for the payments made on behalf of the Company for the purchase of inventories and consumables. As of March 31, 2025, the balance represented funds due to Ms. Wong for the payments made on behalf of the Company for the purchase of inventories, consumables and listing expenses.

For the year ended March 31, 2026, the Company repaid Ms. Wong of US$875,130 which was being offset by the payment made by Ms. Wong of US$671,606 for the Company’s purchases and listing expenses on behalf of the Company. For the year ended March 31, 2025, Ms. Wong received US$184,118 proceeds from customers through payment platforms on behalf of the Company, and made US$1,202,010 payments for the Company’s purchases and listing expenses on behalf of the Company.

The Company does not have significant related party transactions incurred during the years ended March 31, 2026, 2025 and 2024 except for the following:

(i)	For the years ended March 31, 2026, 2025 and 2024, staff costs, commission and employee benefits paid to Ms. Wong Ting Ting were US$1,262, US$49,783 and US$30,674, respectively, and Ms. Liu Qiong were US$16,146, US$22,550 and US$16,116, respectively. Both Ms. Wong Ting Ting and Ms. Liu Qiong are employees of the Company.

(ii)	Remuneration to senior management for the years ended March 31, 2026, 2025 and 2024 were:

	Years ended March 31,
	2026	2025	2024
	US$	US$	US$
Remuneration to senior management:
Salaries and other short-term employee benefits	218,507	183,243	166,174
Payments to defined contribution pension schemes	4,613	6,324	6,860
Total	223,120	189,567	173,034

(iii)	For the years ended March 31, 2026, 2025 and 2024, Water F (Worldwide Hong Kong) Company Limited paid certain salaries of the employees of the Company on behalf of the Company, which amounted to US$51,256, US$233,800 and nil, respectively.

(iv)	For the year ended March 31, 2026, 2025 and 2024, referral fee paid to Ms. Wong Ting Ting were US$12,814, nil and nil, respectively